Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability | Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6,191	$ 0
Issues		30,853
Remeasurement (gain)/loss	(4,174)	(24,662)
Write-off of deferred costs		0
Settlements		0
Ending balance	2,017	6,191
Warrant Liability | PIPE Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	311	0
Issues		1,312
Remeasurement (gain)/loss	(214)	(1,001)
Write-off of deferred costs		0
Settlements		0
Ending balance	97	311
Warrant Liability | Columbia Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	143,237
Issues		0
Remeasurement (gain)/loss	0	(18,635)
Write-off of deferred costs		203
Settlements		(124,805)
Ending balance	0	0
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,353	0
Issues		8,022
Remeasurement (gain)/loss	(934)	(6,669)
Write-off of deferred costs		0
Settlements		0
Ending balance	419	1,353
Forfeiture Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues		6,135
Remeasurement (gain)/loss	0	(5,130)
Write-off of deferred costs		0
Settlements		(1,005)
Ending balance	0	0
Cantor Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	7,522
Issues		0
Remeasurement (gain)/loss	0	488
Write-off of deferred costs		0
Settlements		(8,010)
Ending balance	$ 0	$ 0